INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS
Intangible assets were as follows (RMB in millions):

	2024	2025
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,878	1,967
Technology	799	861
Other	802	844
Intangible assets not subject to amortization
Trade mark	11,972	12,069
Other	158	159

	15,609	15,900

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,750)	(1,861)
Technology	(621)	(651)
Other	(475)	(526)

	(2,846)	(3,038)

Net book value
Intangible assets to be amortized
Business Relationship	128	106
Technology	178	210
Other	327	318
Intangible assets not subject to amortization
Trade mark	11,972	12,069
Other	158	159

	12,763	12,862

Indefinite-lived intangible assets are not subject to legal, regulatory, contractual, competitive, economic or other limitation on their useful lives. The Company evaluates to determine whether events and circumstances continue to support an indefinite useful life in each reporting period.
Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets over their estimated economic useful lives using the straight-line method:

Business Relationship	3-20 years
Technology	2-10 years
Other	2-16 years
Amortization expense for the years ended December 31, 2023, 2024 and 2025 was approximately RMB187 million, RMB193 million and RMB194 million respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows (RMB in millions):

Amortization
2026	107
2027	102
2028	80
2029	67
2030	52

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